Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

At December 31, 2025, and December 31, 2024, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2024 – 21.0%) to pretax loss from operations for the periods ended December 31, 2025 and December 31, 2024 as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024

(Loss) income before income taxes	$(93,132,015)		$(26,880,213)
Expected income tax (recovery) expense	(19,557,723)	21.0%	(5,644,845)	21.0%
Change in estimates in respect of prior periods	1,473,299	-1.6%	104,648	-0.4%
Change in tax rate	-	0.0%	135,998	-0.5%
Change in fair value of derivative liability	8,944,583	-9.6%	(176,059)	0.7%
Loss on warrant issuance	1,358,495	-1.5%	-	0.0%
State and local taxes, net of federal benefit	-	0.0%	(463,643)	1.7%
Convertible debentures	775,040	-0.8%	-	0.0%
Nondeductible interest	612,379	-0.7%	-	0.0%
Loss (gain) on debt settlement	-	0.0%	37,723	-0.1%
Other	685,638	-0.7%	39,876	-0.1%
Change in valuation allowance	5,708,289	-6.1%	4,427,712	-16.5%
Total	$-	0.0%	$(1,538,590)	5.7%
Current tax (benefit)/ expense	-		1,050,000	-3.9%
Current tax (benefit) / expense	-		(2,588,590)	-9.6%
Total	-		(1,538,590)	-5.7%

The components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2025	2024

Deferred tax assets:
Net operating loss carryforwards	$20,295,812	$9,692,247
Mining interests	4,856,139	7,097,179
EPA liabilities	2,712,725	2,282,217
Stream debenture	-	15,212,680
Lease liabilities	24,060	67,178
Silver loan	12,198,318	-
Plant and equipment	603,576	-
Other deferred tax assets	1,717,659	2,489,658
Total deferred tax assets	42,408,289	36,841,159
Valuation allowance	(42,251,751)	(35,631,961)
Total deferred tax assets	156,538	1,209,198
Deferred tax liabilities:
Deferred revenue	-	-
Convertible debentures	-	(429,087)
Right of use assets and lease obligations	(156,538)	(202,381)
Equipment	-	(577,730)
Unrealized foreign exchange gain	-	-
Total deferred tax liabilities	(156,538)	(1,209,198)
Net deferred tax liabilities	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2025	2024

Deferred tax assets:
Net operating loss carryforwards	$20,295,812	$9,692,247
Mining interests	4,856,139	7,097,179
EPA liabilities	2,712,725	2,282,217
Stream debenture	-	15,212,680
Lease liabilities	24,060	67,178
Silver loan	12,198,318	-
Plant and equipment	603,576	-
Other deferred tax assets	1,717,659	2,489,658
Total deferred tax assets	42,408,289	36,841,159
Valuation allowance	(42,251,751)	(35,631,961)
Total deferred tax assets	156,538	1,209,198
Deferred tax liabilities:
Deferred revenue	-	-
Convertible debentures	-	(429,087)
Right of use assets and lease obligations	(156,538)	(202,381)
Equipment	-	(577,730)
Unrealized foreign exchange gain	-	-
Total deferred tax liabilities	(156,538)	(1,209,198)
Net deferred tax liabilities	$-	$-

Schedule of Ownership Change

		Section 382 Tax Loss Carryovers
Ownership Change Date	Annual Limitation	December 31, 2025	December 31, 2024
June 30, 2019	$3,458	$18,336,999	$18,336,999
August 30, 2019	$16,523	$222,627	$222,627
June 5, 2025	$1,245,671	$32,207,053	¬N/A